Note 34 - Income Taxes - Items where no Deferred Tax Assets were recognized (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Items where no Deferred Tax Assets were recognized
Deductible temporary differences	[1]	€ (988)	€ (2,204)
Not expiring	[1]	(10,331)	(9,982)
Expiring in subsequent period	[1]	0	(138)
Expiring after subsequent period	[1]	(5,811)	(4,702)
Unused tax losses	[1]	(16,142)	(14,822)
Expiring after subsequent period	[1]	(20)	(56)
Unused tax credits	[1]	€ (21)	€ (58)

[1]	Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.